Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 30,968	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	259	399	718	1,911	4,580
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,970	3,270	2,855	4,137	5,803
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	877	1,745	2,949	5,207	6,462
Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	871	1,353	1,413	1,733	1,859
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	3,977	6,767	7,935	12,988	18,704
Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	259	399
Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,970	3,270
Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	877	1,745
Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	871	1,353
Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	3,977	6,767
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	95	191
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	341	640
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	207	321
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	255	0
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	898	1,152
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	164	208
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,629	2,630
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	670	1,424
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	616	1,353
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 3,079	$ 5,615